SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The Company follows the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America and has a year-end of December 31.

The unaudited condensed consolidated financial statements of the Company for the nine month periods ended September 30, 2022, and 2021 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and pursuant to the requirements for reporting on Form 10-Q and Regulation S-X. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. However, such information reflects all adjustments (consisting solely of normal recurring adjustments unless otherwise indicated), which are, in the opinion of management, necessary for the fair presentation of the financial position and the results of operations. Results shown for interim periods are not necessarily indicative of the results to be obtained for a full fiscal year. The balance sheet information as of December 31, 2021, was derived from the audited financial statements included in the Company’s financial statements as of and for the year ended December 31, 2021, included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on March 15, 2022. These financial statements should be read in conjunction with that report.

Basis of presentation The Company follows the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America and has a year-end of December 31.
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Altitude. All significant intercompany balances and transactions have been eliminated in the consolidation. The consolidated financial statements included herein, presented in accordance with United States generally accepted accounting principles (“GAAP”) and stated in United States dollars, have been prepared by the Company, pursuant to the rules and regulations of the Securities and Exchange Commission.

ITA-USA Enterprise LLC, doing business as Club Med Academies and as Altitude Academies, specializes in training and education of young aspiring student-athletes from around the world, providing a pathway from middle school to college to the professional ranks. The Company has no direct relationship with Club Med. ITA’s proprietary educational model currently focuses on sports and academics. The business model is scalable to other disciplines, i.e., the arts and science sectors. It is a tuition-based business hosting boarding and non-boarding students.

CMA Soccer LLC, doing business as Altitude Soccer, the soccer division of Club Med Academies, hosts student-athletes from multiple nations worldwide like all other Club Med Academy sports. CMAS utilizes highly specialized training methodologies blending all of the critical elements required to build an elite-level player. Those who attend participate in a 10 hour per day regimen of soccer and academics. CMAS is a college and professional bound program placing its graduates in colleges throughout the United States and even some in the professional ranks throughout Europe, South America, and the USA. Rush Soccer is a nationally competitive youth soccer club network that administers boys’ and girls’ teams internationally with proprietary training methodology, documentation, and materials, technologies and platforms, and a database of individuals.

NVL Academy LLC, doing business as Altitude Volleyball, is the beach volleyball and indoor volleyball tuition-based operation. Most of the athletes, except for a few individuals, come from the USA. For the most part, Volleyball in the United States is a women’s sport. NVL operates and functions like all other academy sports.

Trident Water LLC manufactures Atmospheric Water Generators (“AWG’s”). They range from smaller residential, light commercial, and heavy-duty military-grade machines. The machines supply 12, 100, to 200 gallons per day. Trident’s patented purification process produces what management believes is the purest of water that is then put through filters replenishing the calcium and magnesium minerals to make the finest drinking water on the market today.

North Miami Beach Academy LLC, a local park operation with the City of North Miami Beach, provides junior, adult, and family programming for the city residents. In addition to the local park deliverables, NMBA operates a non-boarding tennis and academic academy. The operation has an additional location at the Florida International University on the Bay Biscayne campus.

Six Log Cleaning & Sanitizing, LLC provides a wide variety of services to its corporate customers, including but not limited to: general office cleaning, carpet cleaning, window cleaning, and other janitorial protocols. Fogging to prevent and protect against exposure to various bacteria, fungi, and viruses is another Six Log offering.

Altitude International, Inc. manufactures air separation systems and chambers to regulate oxygen, carbon dioxide, humidity and temperature levels in Altitude’s hypoxic chamber training environments. Altitude’s chambers simulate altitudes from 0-39,000 feet, ideal for athletic training. Altitude’s chambers are currently utilized by the National Football League (“NFL,” the Miami Dolphins) and one university (Tulane University) sports teams to train and develop their athletes. An Altitude chamber was installed in 2022 for a National Basketball Association (“NBA,” Orlando Magic).

Altitude Wellness LLC is our high-performance wellness reoccurring revenue model designed to augment Altitude Chamber sales offering various experiences that enhance your overall fitness and well-being. Multiple modalities ranging from altitude chambers, cryo chambers, ozone chambers, IV therapy, infrared sauna, and neurofeedback are just a few of the treatments that will be available. The Altitude Wellness Experience will be a combination of a hundred little things that make each member feel special. The highly trained staff will include nurses, dietitians, trainers, therapists, and health specialists. Each will know the patient by name and be familiar with their profile, which will be completed on the app and available to the Experience Specialists upon each check-in. As of September 30, 2022, Altitude Wellness is not operating.

Altitude Online Learning LLC was established in 2021 to support and address the global demand for distance learning. This is a natural extension of our existing brick-and-mortar academic operations. Through our corporation system status, Altitude Online Learning is fully accredited. The economics of an online distance school presents a significant potential opportunity. Now students from around the world will have the opportunity to earn an American diploma in their home countries while attending Altitude Online Learning.

Altitude Sports Management Corp. has not been defined for its use as of September 30, 2022.

Altitude Hospitality LLC was established in 2022 to be the operations for the hotel resort acquired on September 2, 2022. The hotel resort operates under the name “Sandpiper Bay Resort, a Trademark Collection® by Wyndham. The hotel resort is a 216-acre 335 room resort with amenities for various sports, a golf course and a marina. The hotel resort is also the corporate office for the Company and the various sports academies run by the Company operate from this location.

Rush Education LLC was established in 2022 to house all of Rush’s club operations and to bring the Altitude Academies training and education model to the network of Rush Soccer clubs delivering sport and academic training throughout the day. The Altitude Rush relationship was developed to fulfil Altitude’s initiative to consolidating soccer clubs in the United States. The business brings academics together with elite soccer training, creating a comprehensive high-performance environment for all of its students. Blended learning gives student-athletes the opportunity to focus on their sport and education in a block-style schedule that provides greater opportunity to achieve their best. This concept has been in practice for 35 years and can be credited for the college placement of thousands of student-athletes, on athletic and academic scholarships, to every type of high-level form of education available – NCAA: DI, II, and III, NAIA, Junior College, etc. Rush Education is different from most schools. because of its custom individualized approach to blending soccer and academic training on a daily basis at the club.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Altitude. All significant intercompany balances and transactions have been eliminated in the consolidation. The consolidated financial statements included herein, presented in accordance with United States generally accepted accounting principles (“GAAP”) and stated in United States dollars, have been prepared by the Company, pursuant to the rules and regulations of the Securities and Exchange Commission.

ITA-USA Enterprise LLC, doing business as Club Med Academies and as Altitude Academies, specializes in training and education of young aspiring student-athletes from around the world, providing a pathway from middle school to college to the professional ranks. The Company has no direct relationship with Club Med. ITA’s proprietary educational model currently focuses on sports and academics. The business model is scalable to other disciplines, i.e., the arts and science sectors. It is a tuition-based business hosting boarding and non-boarding students.

CMA Soccer LLC, doing business as Altitude Soccer, the soccer division of Club Med Academies, hosts student-athletes from multiple nations worldwide like all other Club Med Academy sports. CMAS utilizes highly specialized training methodologies blending all of the critical elements required to build an elite-level player. Those who attend participate in a 10 hour per day regimen of soccer and academics. CMAS is a college and professional bound program placing its graduates in colleges throughout the United States and even some in the professional ranks throughout Europe, South America, and the USA.

NVL Academy LLC, doing business as Altitude Volleyball, is CMAS’s beach volleyball and indoor volleyball tuition-based operations. Most of the athletes, except for a few individuals, come from the USA. For the most part, Volleyball in the United States is a women’s sport. There is a significant opportunity for college scholarships for those attending. NVL operates and functions like all other academy sports.

Trident Water LLC manufactures Atmospheric Water Generators (“AWG’s”). They range from smaller residential, light commercial, and heavy-duty military-grade machines. The machines supply 12, 100, to 200 gallons per day. Trident’s patented purification process produces what management believes is the purest of water that is then put through filters replenishing the calcium and magnesium minerals to make the finest drinking water on the market today.

North Miami Beach Academy LLC, a local park operation with the City of North Miami Beach, provides junior, adult, and family programming for the city residents. In addition to the local park deliverables, NMBA operates a non-boarding tennis and academic academy.

Six Log Cleaning & Sanitizing, LLC provides a wide variety of services to its corporate customers, including but not limited to: general office cleaning, carpet cleaning, window cleaning, and other janitorial protocols. Fogging to prevent and protect against exposure to various bacteria, fungi, and viruses is another Six Log offering.

Altitude International, Inc. manufactures air separation systems and chambers to regulate oxygen, carbon dioxide, humidity and temperature levels in Altitude’s hypoxic chamber training environments. Altitude’s chambers simulate altitudes from 0-39,000 feet, ideal for athletic training. Altitude’s chambers are currently utilized by the National Football League (“NFL,” the Miami Dolphins) and one university (Tulane University) sports teams to train and develop their athletes. An Altitude chamber will be installed for a National Basketball Association (“NBA,” Orlando Magic) shortly.

Altitude Wellness LLC focuses on helping our members reach their individual health goals by offering various experiences that enhance the way you look and feel. Multiple modalities ranging from altitude chambers, cryo chambers, ozone chamber, red light therapy, IV therapy, infrared sauna, and neuro feedback are just a few of the treatments that will be available. The Altitude Wellness Experience will be a combination of a hundred little things that make each member feel special. From warm and chilled eucalyptus towels when you arrive to fresh juices and healthy snacks, all is vital to the experience. The highly trained staff will include nurses, dietitians, trainers, therapists, and health specialists. Each will know the patient by name and be familiar with their profile, which will be completed on the app and available to the Experience Specialists upon each check-in. As of December 31, 2021, Altitude Wellness is not operating.

Altitude Online Learning LLC was recently established in 2021 to support and address the global demand in distance learning. This is a natural extension to our existing brick-and-mortar academic operations. Through our corporation system status, Altitude Online Learning is fully accredited. The economics of an online distance school presents significant potential opportunity. Now students from around the world will have the opportunity to earn an American diploma in their home countries while attending Altitude Online Learning.

Altitude Sports Management Corp. has not been defined for its use as of December 31, 2021.

All intercompany accounts and transactions are eliminated in consolidation.

Going Concern and Liquidity

Liquidity and Going Concern

We have incurred recurring losses since inception and expect to continue to incur losses as a result of legal and professional fees and our corporate general and administrative expenses. On September 30, 2022, we had $2,148,417 in cash. Our net losses incurred for the nine months ended September 30, 2022 were $2,279,026 and the working capital deficit was $8,057,715 on September 30, 2022. As a result, there is substantial doubt about our ability to continue as a going concern. In the event that we are unable to generate sufficient cash from our operating activities or raise additional funds, we may be required to delay, reduce or severely curtail our operations or otherwise impede our on-going business efforts, which could have a material adverse effect on our business, operating results, financial condition and long-term prospects. The Company expects to seek to obtain additional funding through increased revenues and future financings. There can be no assurance as to the availability or terms upon which such financing and capital might be available. The accompanying financial statements have been prepared assuming that the Company will continues as a going concern.

Going Concern and Liquidity

We have incurred recurring losses since inception and expect to continue to incur losses as a result of legal and professional fees and our corporate general and administrative expenses. On December 31, 2021, we had $423,165 in cash. Our net losses incurred for the year ended December 31, 2021 were $1,841,617 and working capital deficit was $1,117,979 at December 31, 2021. As a result, there is substantial doubt about our ability to continue as a going concern. In the event that we are unable to generate sufficient cash from our operating activities or raise additional funds, we may be required to delay, reduce or severely curtail our operations or otherwise impede our on-going business efforts, which could have a material adverse effect on our business, operating results, financial condition and long-term prospects. The Company expects to seek to obtain additional funding through increased revenues and future financings. There can be no assurance as to the availability or terms upon which such financing and capital might be available. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash

Cash is comprised of cash balances. Cash is held at major financial institutions and is subject to credit risk to the extent that those balances exceed applicable Federal Deposit Insurance Corporation (“FDIC”) insurance amounts of $250,000. From time to time, the Company has certain cash balances, including restricted cash, that may exceed insured limits. The Company utilizes large banking institutions that are reputable therefore mitigating the risks.

The following table provides a reconciliation of cash and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:

September 30,
2022
Cash	$2,148,417
Restricted cash included in other long-term assets (see Note 5)	10,190,888
Total cash and restricted cash shown in the statement of cash flows	$12,339,305

Cash and Cash Equivalents

Cash is comprised of cash balances. Cash is held at major financial institutions and is subject to credit risk to the extent that those balances exceed applicable Federal Deposit Insurance Corporation (“FDIC”) of $250,000. The Company had material balances in excess of the insured limits as of December 31, 2021, and 2020 of approximately $173,000 and $0, respectively.

Accounts Receivable

Accounts Receivable

As of September 30, 2022, and December 31, 2021, the net accounts receivable balances were $821,827 and $91,520, net of allowances. There were allowances for doubtful accounts of $248,990 and $205,455 on September 30, 2022, and December 31, 2021, respectively. The credit terms provided are as follows:

1.	Altitude Academies – The tuition is paid typically in two installments but, on a case-by-case basis, modifications do occur.
2.	Rush Soccer – Rebates for soccer kits purchased by club members and membership rebates.
3.	Altitude Water – The normal credit terms are 50% down with final payment upon delivery.
4.	Altitude Chambers – The normal credit terms are 50% down with progress payments until final payment upon delivery.
5.	Altitude Hospitality – The normal hotel terms related to the collection of revenue.

Bad debt expense is determined based on the aging of accounts receivable and subsequent collections. Typically, receivables aged 60 days, or more are reviewed for determination. Receivables over 90 days, unless payment terms with some payments made to date, are reserved as additional allowance for doubtful accounts.

Accounts Receivable

Accounts receivable for tuition is recorded by the Company. As of December 31, 2021, and 2020, the balances were $91,520 and $269,962, net of allowances. There were allowances for doubtful accounts of $205,455 and $0 at December 31, 2021 and 2020, respectively. The credit terms provided are as follows:

1.	Altitude Academies – The tuition is paid typically in two installments but, on a case-by-case basis, modifications do occur.

2.	Altitude Water – The normal credit terms is 50% down with final payment upon delivery.

3.	Altitude Chambers – The normal credit terms is 50% down with progress payments until final payment upon delivery.

Bad debt expense is determined based on the aging of accounts receivable and subsequent collections. Typically, receivables aged 60 days, or more is reviewed for determination. Receivables over 90 days, unless payment terms with some payments made to date, are reserved as additional allowance for doubtful accounts.

Deferred Costs

Deferred Costs

Deferred offering costs as of September 30, 2022, is $197,500. These costs relate to the Company’s capital raise and Form S-1 as filed and are for legal and professional fee expenses. Upon completion of the financing, these costs will be capitalized accordingly.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost, net of accumulated depreciation. Expenditures that extend the life, increase the capacity, or improve the efficiency of property and equipment are capitalized, while expenditures for repairs and maintenance are expensed as incurred. Depreciation is recognized using the straight-line method over the following approximate useful lives:

Computers, software, and office equipment	1 – 6 years
Machinery and equipment	3 – 5 years
Leasehold improvements	Lesser of lease term or estimated useful life
Operating / shop equipment	4 – 7 years
Transportation equipment Hotel	5 – 6 years 39 years

Fixed Assets

Fixed assets are stated at cost, net of accumulated depreciation. Expenditures that extend the life, increase the capacity, or improve the efficiency of property and equipment are capitalized, while expenditures for repairs and maintenance are expensed as incurred. Depreciation is recognized using the straight-line method over the following approximate useful lives:

Computers, software, and office equipment	1 – 6 years
Machinery and equipment	3 – 5 years
Leasehold improvements	Lesser of lease term or estimated useful life
Operating / shop equipment	4 – 7 years
Transportation equipment	5 – 6 years

Inventory and Direct Costs of Revenue

Inventory and Direct Costs of Revenue

The inventory is comprised of Atmospheric Water Generators (“AWG’s”) at Trident and chamber related parts at Altitude International and is valued at the lower of cost or market. As of September 30, 2022, and December 31, 2021, the inventory was valued at $271,884 and $161,235, respectively.

Inventory is comprised of:

Finished Goods	$102,350
Parts	169,534
Total	$271,884

Inventory and Direct Costs of Revenue

The inventory is comprised of Atmospheric Water Generators (“AWG’s”) at Trident and chamber related parts at Altitude International and are valued at the lower of cost or market. As of December 31, 2021, and 2020, the inventory was valued at $161,235 and $50,536, respectively.

Inventory is comprised of:

Finished Goods	$33,000
Parts	$128,235
Total	$161,235

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company’s long-lived assets and other assets (consisting of property and equipment) are reviewed for impairment in accordance with the guidance of the FASB ASC Topic 360-10, Property, Plant, and Equipment. Long lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future net cash flows expected to be generated by that asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Impairment of Long-Lived Assets

The Company’s long-lived assets and other assets (consisting of property and equipment) are reviewed for impairment in accordance with the guidance of the FASB ASC Topic 360-10, Property, Plant, and Equipment. Long lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future net cash flows expected to be generated by that asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Revenue Recognition

Revenue Recognition

Our sales are generated from seven revenue streams: 1) contracts with customers for the design, development, manufacture, and installation of simulated altitude athletic equipment, 2) sports training and academic tuition, 3) hosting events, 4) membership fees, 5) uniform sales, 6) sale of atmospheric water generators, and 7) revenues for hotel reservations. For the simulated athletic equipment and the water filtration systems, we provide our products under fixed-price contracts. Under fixed-price contracts, we agree to perform the specified work for a pre-determined price. To the extent our actual costs vary from the estimates upon which the price was negotiated, we will generate more or less profit or could incur a loss.

We account for a contract after it has been approved by all parties to the arrangement, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.

We evaluate the products or services promised in each contract at inception to determine whether the contract should be accounted for as having one or more performance obligations. The products and services in our contracts are typically not distinct from one another due to their complex relationships, customization, and the significant contract management functions required to perform under the contract. Accordingly, our contracts are typically accounted for as one performance obligation, except for the simulated altitude athletic equipment whereas there is a service obligation over a period of time.

We determine the transaction price for each contract based on the consideration we expect to receive for the products or services being provided under the contract.

In regard to the simulated altitude athletic equipment and the atmospheric water generators (“AWG”), we recognize revenue as performance obligations are satisfied and the customer obtains control of the products and services. In determining when performance obligations are satisfied, we consider factors such as contract terms, payment terms and whether there is an alternative future use of the product or service. Substantially all of our revenue is recognized over time as we perform under the contract because if our customer were to terminate the contract for reasons other than our non-performance, we would have the right to recover damages which would include, among other potential damages, the right to payment for our work performed to date plus a reasonable profit to deliver products or services that do not have an alternative use to us.

In regard to the sports training and academics tuition revenue recognition policy, the tuition is recognized over the course of the training period which is typically a semester. In determining when performance obligations are satisfied, we consider factors as to actual attendance at the academy.

In regard to the revenue associated with Rush Soccer, the revenue related to events is recognized at the time of the event. The revenue associated with uniforms is recognized at the time of delivery. Membership fees are recognized at the beginning of the membership period.

In regard to the simulated athletic equipment and the atmospheric water generators, the revenue is recognized upon delivery and/or installation, specific to the customer.

In regard to the hotel resort, the revenue is recognized daily during the stay of the hotel guest for all services including, but not limited to, spa services and green fees for golf course.

Revenue Recognition

Our sales are generated from three revenue streams: 1) contracts with customers for the design, development, manufacture, and installation of simulated altitude athletic equipment, 2) sports training and academic tuition, and 3) water filtration systems. For the simulated athletic equipment and the water filtration systems, we provide our products under fixed-price contracts. Under fixed-price contracts, we agree to perform the specified work for a pre-determined price. To the extent our actual costs vary from the estimates upon which the price was negotiated, we will generate more or less profit or could incur a loss.

We account for a contract after it has been approved by all parties to the arrangement, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.

We evaluate the products or services promised in each contract at inception to determine whether the contract should be accounted for as having one or more performance obligations. The products and services in our contracts are typically not distinct from one another due to their complex relationships, customization, and the significant contract management functions required to perform under the contract. Accordingly, our contracts are typically accounted for as one performance obligation, except for the simulated altitude athletic equipment whereas there is a service obligation over a period of time.

We determine the transaction price for each contract based on the consideration we expect to receive for the products or services being provided under the contract.

In regard to the simulated altitude athletic equipment and the water filtration systems, we recognize revenue as performance obligations are satisfied and the customer obtains control of the products and services. In determining when performance obligations are satisfied, we consider factors such as contract terms, payment terms and whether there is an alternative future use of the product or service. Substantially all of our revenue is recognized over time as we perform under the contract because if our customer were to terminate the contract for reasons other than our non-performance, we would have the right to recover damages which would include, among other potential damages, the right to payment for our work performed to date plus a reasonable profit to deliver products or services that do not have an alternative use to us.

In regard to the sports training and academics tuition revenue recognition policy, the tuition is recognized over the course of the training period which is typically a semester. In determining when performance obligations are satisfied, we consider factors as to actual attendance at the academy.

Deferred Revenue

Deferred Revenue

Our payment terms generally require a substantial initial deposit to confirm a reservation and tuition for the school year or training period. Historically, our deferred revenue balances are comprised solely of customer deposit balances and changes from period to period due to the seasonal nature of billings and cash collections, the number of students in each program and the recognition of revenue. A deposit made to the Company for tuition is contractually non-refundable. As of September 30, 2022, and December 31, 2021, deferred revenue amounted to $2,364,388 and $1,388,126, respectively.

Deferred Revenue

Our payment terms generally require a substantial initial deposit to confirm a reservation and tuition for the school year or training period. Historically, our deferred revenue balances are comprised solely of customer deposit balances and changes from period to period due to the seasonal nature of billings and cash collections, the amount of students in each program and the recognition of revenue. A deposit made to the Company for tuition is contractually non-refundable. As of December 31, 2021, and 2020, deferred revenue amounted to $1,388,126 and $1,378,502, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based instruments issued to employees in accordance with ASC Topic 718, Compensation – Stock Compensation, and Certain Redeemable Financial Instruments. ASC Topic 718 requires companies to recognize in the statement of operations the grant-date fair value of stock options and other equity-based compensation issued to employees. The value of the portion of an award that is ultimately expected to vest is recognized as an expense over the requisite service periods using the straight-line attribution method.

Stock-Based Compensation

The Company accounts for stock-based instruments issued to employees in accordance with ASC Topic 718. ASC Topic 718 requires companies to recognize in the statement of operations the grant-date fair value of stock options and other equity-based compensation issued to employees. The value of the portion of an award that is ultimately expected to vest is recognized as an expense over the requisite service periods using the straight-line attribution method.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The book values of cash, accounts receivable, and accounts payable approximate their respective fair values due to the short-term nature of these instruments. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs).

The hierarchy consists of three levels

●	Level one — Quoted market prices in active markets for identical assets or liabilities;
●	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and
●	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We evaluate our hierarchy disclosures each quarter.

Fair Value of Financial Instruments

The book values of cash, accounts receivable, and accounts payable approximate their respective fair values due to the short-term nature of these instruments. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs).

The hierarchy consists of three levels

●	Level one — Quoted market prices in active markets for identical assets or liabilities;
●	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and
●	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We evaluate our hierarchy disclosures each quarter.

Net Loss Per Share

Net Loss Per Share

Net loss per common share is computed by dividing net loss by the weighted average common shares outstanding during the period as defined by FASB, ASC Topic 260, Earnings per Share. Basic earnings per common share (“EPS”) calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. The Company does not have any dilutive shares of common stock as of September 30, 2022, or December 31, 2021.

Net Loss Per Share

Net loss per common share is computed by dividing net loss by the weighted average common shares outstanding during the period as defined by Financial Accounting Standards, ASC Topic 260, “Earnings per Share.” Basic earnings per common share (“EPS”) calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. The Company does not have any dilutive shares of common stock as of December 31, 2021, or 2020.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and loss carryforwards and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income (loss) in the years in which those temporary differences are expected to be recovered or settled.

The effect of a change in tax rules on deferred tax assets and liabilities is recognized in operations in the year of change. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

Tax benefits of uncertain tax positions are recognized only if it is more likely than not that the Company will be able to sustain a position taken on an income tax return. The Company has no liability for uncertain tax positions as of September 30, 2022. Interest and penalties in any, related to unrecognized tax benefits would be recognized as interest expense. The Company does not have any accrued interest or penalties associated with unrecognized tax benefits, nor was any significant interest expense recognized during the nine months ended September 30, 2022.

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and loss carryforwards and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income (loss) in the years in which those temporary differences are expected to be recovered or settled.

The effect of a change in tax rules on deferred tax assets and liabilities is recognized in operations in the year of change. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

Tax benefits of uncertain tax positions are recognized only if it is more likely than not that the Company will be able to sustain a position taken on an income tax return. The Company has no liability for uncertain tax positions as of December 31, 2021. Interest and penalties in any, related to unrecognized tax benefits would be recognized as interest expense. The Company does not have any accrued interest or penalties associated with unrecognized tax benefits, nor was any significant interest expense recognized during the year ended December 31, 2021.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

The Company accounts for intangible assets in accordance with the authoritative guidance issued by the FASB. Intangibles are valued at their fair value and are amortized taking into account the character of the acquired intangible asset and the expected period of benefit. The Company evaluates intangible assets for impairment, at a minimum, on an annual basis and whenever events or changes in circumstances indicate that the carrying value may not be recoverable from its estimated undiscounted future cash flows. Recoverability of intangible assets is measured by comparing their net book value to the related projected undiscounted cash flows from these assets, considering a number of factors, including past operating results, budgets, economic projections, market trends, and product development cycles. If the net book value of the asset exceeds the related undiscounted cash flows, the asset is considered impaired, and a second test is performed to measure the amount of impairment loss. The Company tests its goodwill using a market-based approach to determine the estimated fair value of the reporting unit as to which the goodwill has been allocated. As of September 30, 2022, based on the assessment of Management, the Company determined that goodwill associated with the share exchange in which the Company acquired BHI amounted to $29,493,398. The Company will evaluate goodwill annually for any impairment. The Company also determined that the acquisition of Soccer Partners (see Note 3) had provisional goodwill of $166,834. The Company will have an independent valuation of the acquisition to determine any change in the estimated amount recorded.

Goodwill and Intangible Assets

The Company accounts for intangible assets in accordance with the authoritative guidance issued by the FASB. Intangibles are valued at their fair market value and are amortized taking into account the character of the acquired intangible asset and the expected period of benefit. The Company evaluates intangible assets for impairment, at a minimum, on an annual basis and whenever events or changes in circumstances indicate that the carrying value may not be recoverable from its estimated undiscounted future cash flows. Recoverability of intangible assets is measured by comparing their net book value to the related projected undiscounted cash flows from these assets, considering a number of factors, including past operating results, budgets, economic projections, market trends, and product development cycles. If the net book value of the asset exceeds the related undiscounted cash flows, the asset is considered impaired, and a second test is performed to measure the amount of impairment loss. The Company tests its goodwill using a market-based approach to determine the estimated fair value of the reporting unit as to which the goodwill has been allocated. As of December 31, 2021, based on the assessment of Management, the Company determined that goodwill associated with the share exchange in which the Company acquired BHI amounting to $29,493,398. The Company will evaluate goodwill annually for any impairment.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt with Conversion and Other Options, which simplifies accounting for convertible instruments. The new guidance eliminates two of the three models in ASC 470-20 that require separating embedded conversion features from convertible instruments. The guidance also addresses how convertible instruments are accounted for in the diluted earnings per share calculation. The guidance is effective for fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of ASU 2020-06 on its consolidated financial statements.

Recently Issued Accounting Standards: Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt with Conversion and Other Options, which simplifies accounting for convertible instruments. The new guidance eliminates two of the three models in ASC 470-20 that require separating embedded conversion features from convertible instruments. The guidance also addresses how convertible instruments are accounted for in the diluted earnings per share calculation. The guidance is effective for fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of ASU 2020-06 on its consolidated financial statements.

Recently Issued Accounting Standards: Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Leases

Leases

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”) as codified in Accounting Standards Codification (“ASC”) No. 842 (“ASC 842”). ASU 2016-02, ASC 842, and additional issued guidance are intended to improve financial reporting of leasing transactions by requiring organizations that lease assets to recognize assets and liabilities for the rights and obligations created by leases that extend more than twelve months. As a result of the adoption of the new lease accounting guidance using the effective date transition method, on January 1, 2019, the Company did not have any lease obligations that extended more than twelve months except for two warehouse leases for Trident Water, which were thirteen months.

We include options to extend or terminate the lease in the lease term for accounting considerations, when it is reasonably certain that we will exercise that option. Our leases have remaining lease terms of less than 1 year. Lease expense for lease payments is recognized on a straight-line basis over the lease term. We do not recognize leases with an initial term of twelve months or less on the balance sheet and instead recognize the related lease payments as expense in the consolidated statements of income on a straight-line basis over the lease term. We account for lease and non-lease components as a single lease component for all asset classes. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Non-controlling interest

Non-controlling interest

Non-controlling interest represents third-party ownership in the net assets and partnership interests in all of our consolidated subsidiaries. For financial reporting purposes, the assets and liabilities of our majority-owned subsidiary consolidated with those of the Company’s wholly owned subsidiaries, with any third-party investor’s interest shown as non-controlling interest.

For the year ended December 31, 2020, the Company had $20,011 related to non-controlling interest. In January 2021, BHI was formed and became the parent company of ITA, where the non-controlling interest parties were. BHI issued the non-controlling interest parties stock in BHI which was exchanged for common stock of ALTD at the time of the transaction between BHI and ALTD. The common stock of ALTD given to the former non-controlling interest parties was from the stock issued to BHI in the transaction.

Contingencies

Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.